Document And Entity Information	May 10, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity Registrant Name	FISCALNOTE HOLDINGS, INC.
Entity Central Index Key	0001823466
Securities Act File Number	001-39672
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-3772307
Entity Address, Address Line One	1201 Pennsylvania Avenue NW
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20004
City Area Code	(202)
Local Phone Number	793-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	NOTE
Security Exchange Name	NYSE
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	NOTE.WS
Security Exchange Name	NYSE